Concentration of Risk	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Concentration of Risk
Concentration of Risk

The Company generates a significant amount of revenues from large clients, however, no individual client accounted for 10% or more of total revenues in the years ended December 31, 2017, 2016 and 2015.

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash equivalents and trade receivables.

The Company places its cash equivalents with high credit-quality financial institutions and, by policy, limits the amount of credit exposure with any one financial institution.

Concentrations of credit risk with respect to trade receivables are limited because a large number of geographically diverse clients make up the Company’s client base, thus spreading the trade receivables credit risk. The Company controls credit risk through monitoring procedures.